Revenue Recognition - Performance Obligations (Details) $ in Millions	Dec. 31, 2019 USD ($)
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 736
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 367
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of remaining performance obligation, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 167
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of remaining performance obligation, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 202
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of remaining performance obligation, period